Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Commercial paper [Member]	Dec. 31, 2012 Commercial paper [Member]	Dec. 31, 2013 Term Loan [Member] Tegrant acquisition term loan [Member]
Debt Instrument [Line Items]
Commercial paper program	$ 350,000
Outstanding commercial paper		0	152,000
Total repatriated amount of accumulated offshore	260,000
Repayments of Long-term Debt				135,000
Unused short-term lines of credit	122,000
Debt maturing, 2014	35,201
Debt maturing, 2015	1,815
Debt maturing, 2016	76,897
Debt maturing, 2017	1,705
Debt maturing, 2018	$ 1,685